SEGMENT AND GEOGRAPHIC INFORMATION:	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHIC INFORMATION:
SEGMENT AND GEOGRAPHIC INFORMATION:

NOTE 9—SEGMENT AND GEOGRAPHIC INFORMATION:

        The Company operates as a single reportable segment encompassing the manufacture and sale of confectionery products. Its principal manufacturing operations are located in the United States and Canada, and its principal market is the United States. The Company also manufactures and sells confectionery products in Mexico, and exports products to Canada and other countries worldwide.

The following geographic data includes net product sales summarized on the basis of the customer location and long-lived assets based on their physical location:

	2013	2012	2011
Net product sales:
United States	$495,082	$499,660	$487,185
Canada and Other	44,545	46,325	41,184
	$539,627	$545,985	$528,369
Long-lived assets:
United States	$160,099	$161,504	$170,173
Canada and Other	36,817	39,786	41,989
	$196,916	$201,290	$212,162

Sales revenues from Wal-Mart Stores, Inc. aggregated approximately 23.8%, 23.5%, and 23.5% of net product sales during the years ended December 31, 2013, 2012 and 2011, respectively. Some of the aforementioned sales to Wal-Mart are sold to McLane Company, a large national grocery wholesaler, which services and delivers certain of the Company products to Wal-Mart and other retailers in the U.S.A. Net product sales revenues from McLane, which includes these Wal-Mart sales as well as sales and deliveries to other Company customers, were 15.1% in 2013; such revenues from McLane were less than 10% in 2012 and 2011.